3. BASIS OF PRESENTATION: c) Basis of Consolidation (Policies)	12 Months Ended
Dec. 31, 2020
Policies
c) Basis of Consolidation

c)Basis of Consolidation

The consolidated financial statements for the years ended December 31, 2020 and 2019 include the accounts of the Company and its wholly owned subsidiaries.  Subsidiaries are entities controlled by the Company.  Control exists when the Company has the power, directly and indirectly, to govern the financial and operating policies of an entity and be exposed to the variable returns from its activities.  The financial statements of subsidiaries are included in the consolidated financial statements from the date that control commences until the date that control ceases.  All inter-company transactions, balances, income and expenses are eliminated in full upon consolidation. These consolidated financial statements include the accounts of the following active entities:

Name of Subsidiary	Jurisdiction	Percentage Ownership 2020	Percentage Ownership 2019
MichiCann Medical Inc.	Ontario, Canada	100%	-
1251881 B.C. Ltd.	British Columbia, Canada	100%
Mid-American Growers, Inc.	Delaware, USA	100%	-
Mid-American Cultivation LLC	Delaware, USA	100%	-
RWB Platinum Vape Inc.	California, USA	100%	-
Vista Prime Management, LLC	California, USA	100%	-
GC Ventures 2, LLC	Michigan, USA	100%	-
RWB Licensing Inc.	British Columbia, Canada	100%	-
RWB Freedom Flower, LLC	Illinois, USA	100%	-
RWB Illinois, Inc.	Delaware, USA	100%	100%
Vista Prime 3, Inc.	California, USA	100%	-
PV CBD LLC	California, USA	100%	-
Vista Prime 2, Inc.	California, USA	100%	-
Royalty USA Corp.	Delaware, USA	100%	-
RLTY Beverage 1 LLC	Delaware, USA	100%	-
RLTY Development MA 1 LLC	Delaware, USA	100%	-
RLTY Development Orange LLC	Massachusetts, USA	100%	-
RLTY Development Springfield LLC	Massachusetts, USA	100%	-